INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets and Unfavorable Lease

Intangible assets and unfavorable lease as of December 31 are as follows:

	2010	2011
Intangible assets, original cost—
Favorable lease agreements	42,489	441,682
Franchise agreements	804	49,574
Customer relationship	83	7,073
Brand	—	684,300
Purchased software	20,960	30,246

	64,336	1,212,875

Less: Accumulated amortization —
Favorable lease agreements	(11,452)	(21,462)
Franchise agreements	(804)	(2,328)
Customer relationship	(19)	(461)
Purchased software	(9,668)	(14,172)

	(21,943)	(38,423)

Intangible assets, net	42,393	1,174,452

Unfavorable lease liability —

	2010	2011
Unfavorable lease agreements, original cost	17,773	410,381
Less: Accumulated amortization	(4,562)	(13,607)

Unfavorable lease liability, net	13,211	396,774

Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability

The annual estimated amortization expense for intangible assets and unfavorable lease liability for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2012	43,653	(31,990)	11,663
2013	42,124	(31,988)	10,136
2014	41,170	(31,986)	9,184
2015	38,439	(31,985)	6,454
2016	35,687	(31,946)	3,741

	201,073	(159,895)	41,178